Document and Entity Information	Nov. 03, 2022
Cover [Abstract]
Entity Registrant Name	SALEM MEDIA GROUP, INC. /DE/
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0001050606
Document Type	8-K
Document Period End Date	Nov. 03, 2022
Entity Incorporation State Country Code	DE
Entity File Number	000-26497
Entity Tax Identification Number	77-0121400
Entity Address, Address Line One	6400 NORTH BELT LINE ROAD
Entity Address, City or Town	IRVING
Entity Address, Postal Zip Code	75063
City Area Code	(469)
Local Phone Number	586-0080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	SALM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false